Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

April 4, 2019

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Karen L. Rossotto, Esq.

Re:	NB Crossroads Private Markets Fund VI LP (File No. 811-23365)

Dear Ms. Rossotto:

On behalf of NB Crossroads Private Markets Fund VI LP (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Amendment is marked to show changes from the version of the Confidential Private Offering Memorandum included in the Registration Statement filed with the Commission on December 21, 2018.

Set forth below is a summary of the comments of the staff of the Commission relating to Amendment No. 1 to the Registration Statement, provided to me on February 22, 2019, and the Fund’s responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.

Comment 1.          Please explain to us whether the Fund has filed for exemptive relief with regard to its proposed co-investments.

Response 1.          The Fund is permitted to rely on an order issued to Excelsior Private Markets Fund II (Master), LLC, et al.1 permitting certain joint transactions that otherwise may be prohibited by Sections 17(d) of the 1940 Act and Rule 17d-1 thereunder.

Comment 2.          Please file a form of Subscription Agreement as an exhibit to the Registration Statement.

Response 2.          A form of Subscription Agreement is filed as an exhibit to the Amendment.

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[1]	Investment Company Act. Release Nos. 32597 (May 8, 2017) (notice) and 32628 (order).

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Securities and Exchange Commission
April 4, 2019

Should you have any questions or comments, please feel free to contact me at 212.969.3381 (lgoldstein@proskauer.com) or Nicole M. Runyan of this office at 212.969.3361 (nrunyan@proskauer.com).

Very truly yours,

/s/  Lisa Goldstein
Lisa Goldstein

cc:	Nicole M. Runyan